Income Taxes (Breakdown of Net Operating Loss Carryforwards by Tax Jurisdiction) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017		Mar. 31, 2016
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards	[1],[2]	¥ 452,166		¥ 341,572
Operating loss, Valuation allowance		(414,000)		(334,000)
Deferred tax assets,Operating loss carryforward net of valuation allowance		38,000		8,000
Japan
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		388,000	[3]	270,000	[4]
Operating loss, Valuation allowance		(362,000)	[3]	(270,000)	[4]
Deferred tax assets,Operating loss carryforward net of valuation allowance	[3]	26,000
United States of America
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		15,000		16,000
Operating loss, Valuation allowance		(3,000)		(8,000)
Deferred tax assets,Operating loss carryforward net of valuation allowance		12,000		8,000
United Kingdom
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards	[5]	46,000		53,000
Operating loss, Valuation allowance	[5]	(46,000)		(53,000)
Others
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		3,000		3,000
Operating loss, Valuation allowance		¥ (3,000)		¥ (3,000)

[1]	The amount includes ¥115,698 million related to MHSC's net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2017. The tax effect of the net operating loss carryforwards is substantially offset by ¥90,204 million of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.
[2]	The amount includes ¥268,544 million and ¥271,266 million related to MHFG's net operating loss carryforwards resulting mainly from intercompany capital transactions as of March 31, 2016 and 2017, respectively. The tax effect of the net operating loss carryforwards is offset by a full valuation allowance because MHFG experienced a significant expiration of net operating loss carryforwards of ¥1,262 billion in March 2013, which is negative evidence outweighing any positive evidence. Furthermore, MHFG is a holding company whose primary sources of future taxable income are management fees from subsidiaries that are not sufficient to realize deferred tax assets related to the net operating loss carryforwards.
[3]	¥265 billion of the Japan deferred tax assets of ¥388 billion is related to MHFG, which is offset by a full valuation allowance, and will expire during the fiscal year ending March 31, 2018. In addition, ¥116 billion of the Japan deferred tax assets is related to MHSC, which is substantially offset by a valuation allowance, and will expire during the fiscal year ending March 31, 2026.
[4]	¥265 billion of the Japan deferred tax assets of ¥270 billion is related to MHFG, which is offset by a full valuation allowance, and will expire during the fiscal year ending March 31, 2018.
[5]	The United Kingdom net operating loss carryforwards may be carried forward indefinitely for the tax purposes.